Equity - Summary of Share Capital (Detail) - shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	54,737,043	54,379,491	54,007,711
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	54,737,043	54,379,491